Pension Plan (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 6,400,000	$ (6,430,000)	$ (5,915,000)
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		8.00%	8.00%
Defined Benefit Plan, Future Amortization of Gain (Loss)		6,361,000	5,852,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1,700,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	5,156,000	5,014,000	4,914,000
Deferred Tax Liabilities, Deferred Expense				285,000	559,000
Defined Benefit Plan, Contributions by Employer	218,000	559,000	604,000
Defined Benefit Plan, Other Costs				500,000
Pension Plan, Defined Benefit [Member]
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		8.00%
Defined Benefit Plan, Future Amortization of Gain (Loss)		523,000
Defined Benefit Plan, Accumulated Benefit Obligation		12,400,000	11,300,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		1,400,000
2013 Plan [Member]
Pension Plan (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer		$ 218,000